Securitisations and Covered Bonds - Analysis of Securitisations and Covered Bonds (Details) £ in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	£ 24,984		£ 20,199
External notes in issue	16,102		13,519
Notes issued to Santander UK plc/subsidiaries as collateral	1,541		1,585
Notional amount	176,472		162,049
Euro 35bn Global Covered Bond Programme
Disclosure Of Securitisations And Covered Bonds [Line Items]
Notional amount | €		€ 35,000,000,000		€ 35,000,000,000
Securitisation programmes
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	3,680		4,486
External notes in issue	897		759
Notes issued to Santander UK plc/subsidiaries as collateral	1,541		1,585
Securitisation programmes | Mortgage-backed master trust structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	3,674		4,448
External notes in issue	890		718
Notes issued to Santander UK plc/subsidiaries as collateral	1,541		1,585
Holmes | Securitisation programmes | Mortgage-backed master trust structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	1,646		2,294
External notes in issue	790		430
Notes issued to Santander UK plc/subsidiaries as collateral	176		183
Fosse | Securitisation programmes | Mortgage-backed master trust structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	2,028		2,154
External notes in issue	100		288
Notes issued to Santander UK plc/subsidiaries as collateral	1,365		1,402
Motor | Securitisation programmes | Other asset-backed securitisation structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	6		38
External notes in issue	7		41
Notes issued to Santander UK plc/subsidiaries as collateral	0		0
Euro 35bn Global Covered Bond Programme | Covered bond programmes
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	21,304		15,713
External notes in issue	15,205		12,760
Notes issued to Santander UK plc/subsidiaries as collateral	£ 0		£ 0